Financial instruments (Details 9) (CHF) In Millions, unless otherwise specified	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Jun. 30, 2013
Financial instruments (CHF million)
Cash and Due from Banks	724	404	527	386
Interest-bearing deposits with banks	1,749	1,728	1,515	1,563
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	165,744	162,890	160,022	173,404
Loans	254,532	250,659	247,054	246,186
Other assets	64,689	62,405	63,065	72,986
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(88,066)	(88,675)	(94,032)	(99,073)
Short-term borrowings	(29,426)	(24,181)	(20,193)	(20,976)
Long-term debt	(143,827)	(132,434)	(130,042)	(133,505)
Other liabilities	(48,913)	(48,768)	(51,447)	(56,117)
Aggregate fair value
Loans (CHF million)
Non-interest-earning loans	1,039		956
Financial instruments (CHF million)
Interest-bearing deposits with banks	309		311
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	86,586		96,587
Loans	19,897		19,457
Other assets	21,539		20,749
Due to banks and customer deposits	(713)		(690)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(60,529)		(76,104)
Short-term borrowings	(7,132)		(6,053)
Long-term debt	(70,217)		(63,369)
Other liabilities	(1,205)		(1,780)
Aggregate unpaid principal
Loans (CHF million)
Non-interest-earning loans	3,211		3,262
Financial instruments (CHF million)
Interest-bearing deposits with banks	306		307
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	86,304		96,217
Loans	20,010		19,653
Other assets	27,671		25,756
Due to banks and customer deposits	(689)		(680)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(60,458)		(76,012)
Short-term borrowings	(7,075)		(5,896)
Long-term debt	(69,361)		(62,991)
Other liabilities	(2,631)		(3,285)
Difference
Loans (CHF million)
Non-interest-earning loans, Difference	(2,172)		(2,306)
Financial instruments (CHF million)
Interest-bearing deposits with banks	3		4
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	282		370
Loans	(113)		(196)
Other assets	(6,132)		(5,007)
Due to banks and customer deposits	(24)		(10)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(71)		(92)
Short-term borrowings	(57)		(157)
Long-term debt	(856)		(378)
Other liabilities	1,426		1,505